Other revenues (Tables)	12 Months Ended
Dec. 31, 2021
Revenues [Abstract]
Other revenues
Other revenues consist of the following:

(In $ millions)	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
Leasing revenues (i)	26	19	1
Early termination fees (ii)	6	11	11

Total other revenues	32	30	12